Related Party Transactions - Shipbuilding and Site Supervision Services Additional Information (Detail) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) Vessel	Jun. 30, 2015 USD ($)	Dec. 31, 2015 Vessel
Related Party Transaction [Line Items]
Number of vessels | Vessel			10		11
Liquefied Natural Gas [Member] | Daewoo Shipbuilding [Member]
Related Party Transaction [Line Items]
Shipbuilding and site supervision costs | $	$ 3.6	$ 0.7	$ 4.9	$ 1.5